Investor A C Institutional and Class R [Member] Investment Strategy - Investor A, C, Institutional and Class R - BlackRock LifePath Dynamic Retirement Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
LifePath Dynamic Retirement Fund allocates and reallocates its assets among a combination of equity, bond, multi-asset and money market funds (the “Underlying Funds”) and derivatives in proportions based on its own comprehensive investment strategy. Under normal circumstances, the Fund intends to invest primarily in affiliated open-end funds and affiliated exchange-traded funds (“ETFs”), some of which may be index funds.
The Fund may, when consistent with its investment goal, buy or sell options or futures, or enter into total return swaps and foreign currency transactions (collectively, commonly known as derivatives). The Fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls). The Fund may use derivatives as a substitute for taking a position in an Underlying Fund and/or as part of a strategy to reduce exposure to certain risks. The Fund may also use derivatives to enhance return, in which case their use may involve leveraging risk. Derivatives generally will increase or decrease the Fund’s equity or fixed income allocations for purposes of the glide path by the notional amount of such derivatives, except that derivatives used to manage currency exposure will not be allocated to the Fund’s equity or fixed income allocations for purposes of the glide path.
The Fund may invest up to 10% of its net assets in Underlying Funds that are multi-asset funds designed to have a lower correlation to traditional assets such as equities or fixed income (such Underlying Funds, “Tactical Allocation Underlying Funds”). The allocation to such Tactical Allocation Underlying Funds is designed to seek to improve overall portfolio diversification and enhance returns. Allocations to such Tactical Allocation Underlying Funds will not be allocated to the Fund’s equity or fixed income allocations for the purposes of the glide path.
The Fund seeks to provide for retirement outcomes based on quantitatively measured risk. BFA employs a multi-dimensional approach to assess risk for the Fund and to determine the Fund’s allocation across asset classes. As part of this multi-dimensional approach, BFA aims to quantify risk using proprietary risk measurement tools that, among other things, analyze historical and forward-looking securities market data, including risk, asset class correlations, and expected returns. Certain Underlying Funds may invest in equity securities of issuers that are primarily engaged in or related to the real estate industry, real estate investment trusts (“REITs”), infrastructure companies, foreign securities, emerging market securities, below investment-grade bonds, commodity-related instruments and derivative securities or instruments, such as options and futures, the value of which is derived from another security, a commodity, a currency or an index. Because the Fund is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain the Fund’s risk profile.
Factors such as fund classifications, historical risk and performance, and the relationship to other Underlying Funds in the Fund are considered when selecting Underlying Funds. The specific Underlying Funds selected for the Fund are determined at BFA’s discretion and may change as deemed appropriate to allow the Fund to meet its investment objective. See the “Details About the Funds — Information About the Underlying Funds” section of the prospectus for a list of the Underlying Funds, their classification into equity, fixed income, Tactical Allocation or money market funds and a brief description of their investment objectives and primary investment strategies.